Ordinary Shares, Preferred Shares, Warrants, Restricted Shares and Options (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Stock based compensation	$ 288	$ 91
Selling and marketing expenses [Member]
Stock based compensation	84	52
General and administrative expenses [Member]
Stock based compensation	110	39
Cost of revenues [Member]
Stock based compensation	$ 94	$ 39